RELATED PARTIES TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Management fees
	Three Months ended			Six Months ended
	June 30, 2019		June 30, 2018	June 30, 2019	June 30, 2018
	$	$		$	$

Management Fees		57,593	30,000	101,510	60,000
Stock-based Compensation		-	-	30,000	-

		57,593	30,000	131,510	60,000